Income taxes - Deferred tax assets and liabilities (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Deferred tax assets and liabilities [abstract]
Tax assets	$ 1,705,073		$ 4,982,328
Tax liabilities	(1,747,467)		(5,688,328)
Tax assets (liabilities)		$ (42,394)		$ (706,000)
Net tax assets (liabilities)	(42,394)		(706,000)
Non-capital losses carried forward
Deferred tax assets and liabilities [abstract]
Tax assets	1,705,073		4,982,328
Tax assets (liabilities)		447,191
Net tax assets (liabilities)	1,705,073		4,982,328
Strategic investments
Deferred tax assets and liabilities [abstract]
Tax liabilities	(656,507)		(4,919,499)
Net tax assets (liabilities)	(656,507)		(4,919,499)
Investment tax credits
Deferred tax assets and liabilities [abstract]
Tax liabilities			(273,854)
Tax assets (liabilities)				$ (706,000)
Net tax assets (liabilities)			(273,854)
Royalty receivable
Deferred tax assets and liabilities [abstract]
Tax liabilities	(333,543)		(280,900)
Net tax assets (liabilities)	(333,543)		(280,900)
Property and equipment
Deferred tax assets and liabilities [abstract]
Tax liabilities	(147,127)		(25,273)
Tax assets (liabilities)		(2,219)
Net tax assets (liabilities)	(147,127)		(25,273)
Intangibles
Deferred tax assets and liabilities [abstract]
Tax liabilities	(468,167)
Tax assets (liabilities)		(466,366)
Net tax assets (liabilities)	(468,167)
Deferred income
Deferred tax assets and liabilities [abstract]
Tax liabilities	(21,000)
Tax assets (liabilities)		$ (21,000)
Net tax assets (liabilities)	(21,000)
Right-of-use assets net of liabilities
Deferred tax assets and liabilities [abstract]
Tax liabilities	(121,123)		(188,802)
Net tax assets (liabilities)	(121,123)		(188,802)
Set off of tax assets
Deferred tax assets and liabilities [abstract]
Tax assets (liabilities)	(1,705,073)		(4,982,328)
Set off tax liabilities
Deferred tax assets and liabilities [abstract]
Tax assets (liabilities)	$ 1,705,073		$ 4,982,328